Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements of Expenses [Abstract]
Revenue	$ 1,282,461	$ 85,980	$ 2,072,752	$ 236,011
Revenue - related party			109,611
Total revenue			2,182,363	236,011
Costs and operating expenses:
Cost of revenue	856,597	40,445	1,415,951	140,838
Research and development	1,034	38,655	86,926	322,938
Selling, general and administrative	352,477	478,933	1,846,298	662,437
Total costs and operating expenses	1,210,108	558,033	3,349,175	1,126,213
Operating income (loss)	72,353	(472,053)	(1,166,812)	(890,202)
Other income (expenses)
Interest expense	(33,726)	(9,035)	(58,066)	(24,037)
Interest income	2	134	147	3,682
Net Income (Loss)	$ 38,629	$ (480,954)	$ (1,224,731)	$ (910,557)
Basic and Diluted Income (Loss) per Common Share	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)
Basic and diluted weighted average common shares outstanding	85,576,091	83,000,000	83,144,908	83,000,000